Fair Values of Financial Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014
Senior Secured Term Loans
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, face amount	$ 1,000,000	[1]
Long-Term Debt, maturity date	Feb. 23, 2017	[1]
2019 Senior Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, face amount	450,000	[1]
Long-Term Debt, interest rate	10.00%	[1]
Long-Term Debt, maturity date	Feb. 15, 2019	[1]
Long-Term Debt, payment frequency	Semi-annual	[1]
Long-Term Debt, first payment date	Feb. 15, 2014	[1]
Long-Term Debt, last payment date	Feb. 15, 2019	[1]
2018 Senior Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, face amount	$ 350,000	[1]
Long-Term Debt, maturity date	Feb. 15, 2018	[1]
Long-Term Debt, payment frequency	Semi-annual	[1]
Long-Term Debt, first payment date	Feb. 15, 2014	[1]
Long-Term Debt, last payment date	Feb. 15, 2018	[1]
2018 Senior Notes | Interest Rate One
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, interest rate	9.00%	[1]
2018 Senior Notes | Interest Rate Two
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, interest rate	9.75%	[1]
London Interbank Offered Rate Floor | Senior Secured Term Loans
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, interest rate	1.00%	[1]
London Interbank Offered Rate (LIBOR) | Senior Secured Term Loans
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, interest rate	3.30%	[1]

[1]	Capital lease obligations are excluded from the table above.